Annual Total Returns[BarChart] - Core Bond Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.21%	7.38%	(1.81%)	5.44%	(0.20%)	3.44%	4.60%	(2.04%)	10.42%	8.73%